Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Basic Earnings Per Share

Calculation of the basic earnings per share for the year ended December 31, 2018, is based on the earnings allocated to the holders of the ordinary shares divided by the weighted-average number of ordinary shares outstanding, calculated as follows:

For the year ended December 31
2018	2017	2016
$ millions	$ millions	$ millions

Earnings (losses) attributed to the shareholders of the Company	1,240	364	(122)

Weighted Average Number of Ordinary Shares

Weighted-average number of ordinary shares in thousands:

For the year ended December 31
2018	2017	2016
Shares thousands	Shares thousands	Shares thousands

Balance as at January 1	1,276,238	1,274,298	1,272,516
Shares issued during the year	73	1,054	-
Shares vested	898	720	779
Weighted average number of ordinary shares used in computation of the basic earnings per share	1,277,209	1,276,072	1,273,295

Weighted Average Number of Ordinary Shares Diluted

Weighted average number of ordinary shares (diluted) in thousands:

For the year ended December 31
2018	2017	2016
Shares thousands	Shares thousands	Shares thousands

Weighted average number of ordinary shares used in the computation of the basic earnings per share	1,277,209	1,276,072	1,273,295
Effect of stock options and restricted shares	2,572	925	-
Weighted average number of ordinary shares used in the computation of the diluted earnings per share	1,279,781	1,276,997	1,273,295